Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended		11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended		22 Months Ended	28 Months Ended	34 Months Ended	40 Months Ended	46 Months Ended
	Nov. 08, 2024	Apr. 22, 2022	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Aug. 31, 2022	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Feb. 28, 2023	Sep. 30, 2025	Feb. 28, 2026	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Feb. 28, 2026	Aug. 31, 2023	Feb. 29, 2024	Aug. 31, 2024	Feb. 28, 2025	Aug. 31, 2025	Feb. 28, 2026
C000254728
Account Value [Line Items]
Line Graph and Table Measure Name																FM Compounders Equity ETF
Accumulated Value	$ 10,000		$ 10,304	$ 9,785	$ 10,118	$ 10,274		$ 9,978	$ 9,926	$ 10,322	$ 10,616	$ 10,516	$ 10,729		$ 10,882		$ 10,785	$ 10,833	$ 10,847	$ 11,013	$ 10,831
C000232649
Account Value [Line Items]
Line Graph and Table Measure Name																FM Focus Equity ETF
Accumulated Value		$ 10,000					$ 9,224							$ 9,266								$ 10,167	$ 11,513	$ 12,440	$ 13,075	$ 14,233	$ 14,202
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Accumulated Value	$ 10,000		$ 10,195	$ 9,557	$ 9,891	$ 9,831		$ 9,499	$ 9,281	$ 9,685	$ 10,017	$ 10,115	$ 10,387		$ 10,503		$ 10,403	$ 10,601	$ 10,649	$ 11,010	$ 11,400
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name																S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		$ 10,000					$ 9,316							$ 9,433								$ 10,801	$ 12,306	$ 13,732	$ 14,571	$ 15,913	$ 17,046